Cover	Sep. 19, 2022
Cover [Abstract]
Entity Registrant Name	HOOPS SCOUTING USA
Entity Central Index Key	0001721056
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 19, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity File Number	000-56389
Entity Tax Identification Number	30-4010393
Entity Address City Or Town	Palm Desert
Entity Address Address Line 1	63 Rocio Court
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92260
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	760
Local Phone Number	636-4353